Cash and cash equivalents and adjusted net debt - Cash Reconciliation (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents and adjusted net debt [Abstract]
Cash at bank and in hand	£ 1,698	£ 2,037
Short-term bank deposits	430	181
Overdrafts	(184)	(358)
Cash and cash equivalents	1,944	1,860	£ 1,515	£ 1,986
Bonds due within one year	(1,017)	(588)
Bonds due after one year	(4,298)	(3,775)
Bond borrowings	(5,315)	(4,363)
Cash and cash equivalents less bond borrowings	£ (3,371)	£ (2,503)